Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Automobiles - 1.3%
Tesla, Inc. (A)	152,074	$ 28,481,939

Beverages - 2.6%
Brown-Forman Corp., Class B	281,511	15,454,954
Celsius Holdings, Inc. (A)	171,093	8,537,541
Constellation Brands, Inc., Class A	54,946	13,466,165
Monster Beverage Corp. (A)	329,647	18,137,178

		55,595,838

Biotechnology - 1.1%
Vertex Pharmaceuticals, Inc. (A)	54,002	23,403,387

Broadline Retail - 6.8%
Amazon.com, Inc. (A)	937,621	145,518,779

Building Products - 0.7%
Builders FirstSource, Inc. (A)	92,266	16,029,372

Capital Markets - 2.7%
Ares Management Corp., Class A	120,474	14,635,182
KKR & Co., Inc.	128,316	11,109,599
Morgan Stanley	156,864	13,684,815
S&P Global, Inc.	41,319	18,525,374

		57,954,970

Chemicals - 1.3%
Albemarle Corp.	61,452	7,051,003
Sherwin-Williams Co.	69,290	21,090,490

		28,141,493

Consumer Finance - 0.8%
American Express Co.	90,591	18,185,237

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp., Class A	244,090	24,677,499
CDW Corp.	116,107	26,323,779
Jabil, Inc.	158,420	19,848,442

		70,849,720

Entertainment - 1.9%
Netflix, Inc. (A)	72,081	40,661,613

Financial Services - 3.6%
FleetCor Technologies, Inc. (A)	30,067	8,717,325
Mastercard, Inc., Class A	153,839	69,109,094

		77,826,419

Ground Transportation - 1.6%
Uber Technologies, Inc. (A)	519,552	33,911,159

Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (A)	315,687	19,970,360
Edwards Lifesciences Corp. (A)	189,890	14,900,668

		34,871,028

Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	89,528	45,815,059

Health Care Technology - 1.1%
Veeva Systems, Inc., Class A (A)	114,451	23,738,282

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A (A)	106,133	$ 15,298,010
Chipotle Mexican Grill, Inc. (A)	12,336	29,714,587

		45,012,597

Insurance - 0.7%
Arch Capital Group Ltd. (A)	180,182	14,852,402

Interactive Media & Services - 9.9%
Alphabet, Inc., Class A (A)	682,254	95,583,785
Meta Platforms, Inc., Class A (A)	277,252	108,167,095
ZoomInfo Technologies, Inc. (A)	565,363	9,068,423

		212,819,303

IT Services - 0.6%
MongoDB, Inc. (A)	31,455	12,598,357

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	35,454	19,108,997

Machinery - 3.2%
Deere & Co.	65,978	25,967,621
Ingersoll Rand, Inc.	295,178	23,572,915
Nordson Corp.	76,933	19,365,575

		68,906,111

Oil, Gas & Consumable Fuels - 0.5%
Diamondback Energy, Inc.	69,222	10,642,190

Personal Care Products - 1.0%
Estee Lauder Cos., Inc., Class A	159,438	21,044,222

Pharmaceuticals - 4.3%
Eli Lilly & Co.	106,022	68,448,864
Merck & Co., Inc.	193,036	23,314,888

		91,763,752

Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (A)	150,232	25,192,404
Broadcom, Inc.	52,565	62,026,700
Intel Corp.	364,787	15,715,024
KLA Corp.	52,327	31,084,331
NVIDIA Corp.	179,558	110,476,651

		244,495,110

Software - 20.9%
Adobe, Inc. (A)	49,106	30,336,705
Cadence Design Systems, Inc. (A)	78,193	22,555,553
HubSpot, Inc. (A)	30,446	18,602,506
Intuit, Inc.	50,965	32,175,733
Microsoft Corp.	544,945	216,659,233
Palo Alto Networks, Inc. (A)	77,031	26,075,764
Salesforce, Inc. (A)	121,179	34,062,205
ServiceNow, Inc. (A)	49,856	38,159,782
Workday, Inc., Class A (A)	106,658	31,044,944

		449,672,425

Specialty Retail - 1.8%
O’Reilly Automotive, Inc. (A)	22,361	22,876,421
TJX Cos., Inc.	159,507	15,138,809

		38,015,230

Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	892,919	164,654,264

Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 2.2%
Lululemon Athletica, Inc. (A)	53,371	$ 24,220,827
NIKE, Inc., Class B	236,654	24,027,481

		48,248,308

Total Common Stocks (Cost $1,098,534,119)		2,142,817,563

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.50% (B), dated 01/31/2024, to be repurchased at $15,682,018 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $15,994,566.	$ 15,680,929	15,680,929

Total Repurchase Agreement (Cost $15,680,929)		15,680,929

Total Investments (Cost $1,114,215,048)		2,158,498,492
Net Other Assets (Liabilities) - (0.2)%		(5,336,597)

Net Assets - 100.0%		$ 2,153,161,895

Transamerica Funds	Page 2

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,142,817,563	$—	$—	$2,142,817,563
Repurchase Agreement	—	15,680,929	—	15,680,929

Total Investments	$2,142,817,563	$15,680,929	$—	$2,158,498,492

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2024.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica US Growth

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica US Growth (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4